ACCUMULATED DEFICIT AND STATUTORY RESERVE FUNDS	12 Months Ended
Dec. 31, 2012
ACCUMULATED DEFICIT AND STATUTORY RESERVE FUNDS
ACCUMULATED DEFICIT AND STATUTORY RESERVE FUNDS

18. ACCUMULATED DEFICIT AND STATUTORY RESERVE FUNDS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s PRC subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

In accordance with the Regulations on Enterprises with Foreign Investment of China and its Articles of Association, the Company’s subsidiaries, being a foreign-invested enterprise established in the PRC, is required to provide for certain statutory reserves, namely the general reserve fund, enterprise expansion fund and staff welfare and bonus fund, all of which are appropriated from net profit as reported in its PRC statutory accounts. Each of the Company’s subsidiaries is required to allocate at least 10% of its after-tax profits to the general reserve fund until such fund has reached 50% of its registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the Board of Directors of the Company’s subsidiaries.

In accordance with the China Company Laws, the Company’s Consolidated Affiliated Entities must make appropriations from their after-tax profits as reported in their PRC statutory accounts to non-distributable reserve funds, namely statutory surplus fund, statutory public welfare fund and discretionary surplus fund. The Company’s Consolidated Affiliated Entities are required to allocate at least 10% of their after-tax profits to the statutory surplus fund until such fund has reached 50% of their respective registered capital. Appropriation to discretionary surplus is made at the discretion of the Company’s Consolidated Affiliated Entities.

The general reserve fund and statutory surplus fund are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. The staff welfare and bonus fund and statutory public welfare fund are restricted to the capital expenditures for the collective welfare of employees. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they available for distribution except under liquidation.

Under PRC laws and regulations, there are certain restrictions on the Company’s PRC subsidiaries and Consolidated Affiliated Entities with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts restricted include paid-up capital and statutory reserve funds of the Company’s PRC subsidiaries and the net assets of the Consolidated Affiliated Entities in which the Company has no legal ownership, totaling RMB755,771 and RMB3,289,006 (US$527,922) as of December 31, 2011 and 2012, respectively.